Inventories - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Reversal of impairment of inventories	$ 4,639
Impairment of inventories		$ 17,202